Guarantees, commitments and risks - Expected payments for trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Guarantees, commitments and risks
Trade and other payables	€ 20,446	€ 22,272
2026
Guarantees, commitments and risks
Trade and other payables	20,261	22,092
2027 - 2030
Guarantees, commitments and risks
Trade and other payables	74	59
2031 and thereafter
Guarantees, commitments and risks
Trade and other payables	111	121
Trade payables
Guarantees, commitments and risks
Trade and other payables	13,901	15,170
Trade payables | 2026
Guarantees, commitments and risks
Trade and other payables	13,901	15,170
Other payables and advances
Guarantees, commitments and risks
Trade and other payables	6,545	7,102
Other payables and advances | 2026
Guarantees, commitments and risks
Trade and other payables	6,360	6,922
Other payables and advances | 2027 - 2030
Guarantees, commitments and risks
Trade and other payables	74	59
Other payables and advances | 2031 and thereafter
Guarantees, commitments and risks
Trade and other payables	€ 111	€ 121